Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Generation	2021	2020	2019	2018
Amount	$ 2,783,951	$ 1,238,597	$ 294,615	$ 40,550
Year Due		2025	2024	2023
Deferred Tax Assets	895,695
Charged to Income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 1,210,189
Year Due	2026
Deferred Tax Assets	$ 423,566	$ 371,579	$ 88,385	$ 12,165